Stockholders Equity - Schedule of Fair Value Inputs (FY) (Details)	Sep. 30, 2024	Mar. 04, 2024	Jan. 12, 2024	Dec. 31, 2023	Nov. 09, 2023	Nov. 08, 2023	Nov. 06, 2023	Oct. 02, 2023	Oct. 01, 2023	Sep. 11, 2023	Sep. 10, 2023	Sep. 07, 2023	Feb. 23, 2023
Class of Warrant or Right [Line Items]
Warrant term (years)	5 years	5 years	5 years	5 years
Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.95	0.975
Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.037	0.0433	0.0402	0.0405
Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input	0	0	0	0
November Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)							5 years
November Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input							0.86
November Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input							0.046
November Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input							0
Induced Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)					4 years 10 months 28 days	4 years 10 months 28 days
Induced Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input					0.89	0.89
Induced Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input					0.0455	0.0455
Induced Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input					0	0
Series A Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)									4 years 11 months 8 days			5 years
Series A Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input									0.88			0.85
Series A Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input									0.0455			0.0435
Series A Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input									0			0
Series B Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)									11 months 12 days			1 year
Series B Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input									0.86			0.79
Series B Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input									0.0539			0.0533
Series B Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input									0			0
Modified Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)								5 years 3 days
Modified Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input								0.89
Modified Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input								0.0467
Modified Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input								0
October Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)								5 years
October Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input								0.92
October Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input								0.0467
October Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input								0
February Class A Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)										5 years 3 days	4 years 11 months 19 days		5 years 6 months 3 days
February Class A Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input										0.85	0.84		0.85
February Class A Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input										0.0433	0.044		0.0403
February Class A Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input										0	0		0